Rosewind Corporation
16200 WCR 18 E
Loveland, CO 80537
970-635-0346

March 30, 2007

Mr. Larry Spirgel, Assistant Director
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:       Rosewind Corporation
Form SB-2/A2
File No. 333-139933

Dear Mr. Spirgel:

    We are submitting herewith the Second Amendment to Form SB-2 filed previously. We have incorporated changes in the document per the Commission’s letter dated March 16, 2007.

    This letter makes reference to each comment of the Commission and details the changes we have made.

1. We have amended the document to delete any sales by selling shareholders and to state that all sales during the offering period will be at $0.25 per share. The registration statement fee table has been amended to reflect registration of a smaller number of shares.

2. We have revised the document to show $500 as the value of the 100,000 shares issued to Mr. Wiegand during 2005.

3. The shares offered by Mr. Wiegand and the selling shareholders have been removed.

4. The cover page has been revised to, (a) describe a minimum/maximum offering, (b) indicate a date on which the offering will end, (c) the $1,000 minimum purchase requirement, and (d) describe the price to the public on both a per share basis and also based upon the total minimum and maximum amount of the offering.

    Supplementally, in regard to (b) indicate a date on which the offering will end, we have defined the offering period in the existing Plan of Distribution; third paragraph of The Offering Will Be Sold By Our Chief Financial Officer:

    “The offering will be for a period of 90 business days from the effective date and may be extended for and additional 90 business days if we choose to do so.”

    We propose to either use this statement on the cover, verbatim, or to insert actual calendar dates if preferred by the Commission once an effective date is determined. Please instruct.

5. The Summary and Business sections of the document have been amended to include representation that (a) we do not consider Rosewind Corporation to be a blank check company, and (b) that we do not have any intention to engage in a reverse merger with any entity in an unrelated industry.

6. We have stated throughout the disclosure that there are 3,150,000 shares outstanding as of the date of this second amendment which is the “most recent practicable date.” The out standing shares have remained unchanged after the August 31, 2006 date of our audit, and we foresee no issuance of additional shares prior to effectiveness.

Mr. Larry Spirgel
March 30, 2007

7. We have amended the summary financial data to include our unaudited financial statements through November 30, 2006.

8. We have added the following to Risk Factors section:

    OUR SOLE ASSET, OUTSIDE OF CASH HELD IN OUR BANK IN THE UNITED STATES, IS OUR VESSEL WHICH IS LOCATED IN AUSTRALIA. PURCHASERS OF OUR SECURITIES SHOULD CONSIDER THAT ASSETS LOCATED IN A FOREIGN JURISDICTION ARE NOT RECOVERABLE TO THE SAME EXTENT THAT THOSE SAME ASSETS WOULD BE RECOVERABLE IF LOCATED WITHIN THE JURISDICTION OF THE UNITED STATES.

    In the event that a court or other governmental authority located in the United States should issue a writ to recover our vessel located in Australia or other foreign jurisdiction, for the benefit of any party, a significant difficulty would arise in enforcing such recovery. In the event that our vessel proves unrecoverable, the company will suffer a major financial loss and investors will loose all money invested in our stock.

9. We have added the following to Business and Risk Factors sections:

    WE INTEND TO UTILIZE OUR VESSEL TO TRAIN STUDENTS OF OUR SAILING SCHOOL BUT WE HAVE NOT YET IDENTIFIED OR ATTEMPTED TO COMPLY WITH ANY APPLICABLE CERTIFICATION OR LICENSING REQUIREMENTS OF ANY JURISDICTION.

    Securing and maintaining licenses deemed necessary by any governmental jurisdiction for commercial use of our sailing vessel will be expensive and time consuming. Should this or any related requirement significantly delay or prevent us from generating revenue from our vessel and planned operations, then our cash reserves could become significantly depleted by delays necessary for further upgrades to our vessel in excess of the funds provided in our business plan. An unfavorable outcome in connection with this risk is possible, however we will not be in a position to predict the out come of such efforts until after applications and vessel modifications, if any, are made. In the event we are unable to comply, we could be forced to abandon efforts to secure licenses and certifications in Australia or other jurisdiction. A significantly unfavorable and continuing outcome in connection with these risks will likely cause an investor to loose his entire investment.

10. We have changed the wording of this risk from “ it is likely that the burden of operating as a public company ….” to “ it is possible that the burden of operating as a public company….”

    Supplementally, we believe that while our cost of operating as a public company is indeed higher than for a similar private company, our cost of capital as a public company will be less than it would be for a similar private company. Further, we believe access to public capital as represented by this offering will help to meet a perceived need for cost effective training of sailors wishing to voyage offshore with safety and confidence.

    Supplementally, we are doing this offering to raise the money needed to pursue our business plan and once we are operating profitably with one vessel, we believe we can use public capital to expand and improve our business and ultimately outperform competition.

    Supplementally, we believe that as our business grows only a small portion of our annual expenses will ultimately be composed of public company expenses. We believe that Mr. Wiegand’s long experience with public companies will enable us to keep current with our reporting obligations with minimal use of outside consultants.

Mr. Larry Spirgel
March 30, 2007

11. The disclosure has been expanded to include:

    Mr. Wiegand will contribute an average of approximately five hours per week to the affairs of the company.

12. The disclosure has been expanded to include:

    The officers and directors of the company will not purchase shares in this offering with a goal of assisting the company with reaching the minimum.

13. The Use of Proceeds section has been expanded to include allocations which would apply in the event we raise the minimum, i.e. 40%, as well as 50% and 75% and 100% of maximum.

14. In light of the fact that there are no accrued salaries due or accruing to any officer or director, the wording on page 13 has been changed to indicate that no proceeds of this offering will be utilized to pay an officer or director.

15. The Use of Proceeds section has been amended to include a statement that no proceeds of this offering will be used to pay notes due an officer or director.

16. The figure “200,000 shares” has been replaced with “500,000 shares.”

17. We will file a subscription agreement as an exhibit.

18. James Wiegand is our promoter. He will be identified as such in the amendment.

19. The business experience of James B. Wiegand during the past five years has been expanded to include (a) the required items of Item 401 of Regulation SB and specifically (b) a tabular disclosure of all blank check companies with which Mr. Wiegand has been associated in form similar to that set forth on page 12 of the Form 10-SB for Pinel Bay.

20. We have undertaken to include any items missing from Part II to Form SB-2.

21. The exhibits have been expanded to include our subscription agreement, escrow agreement, and the Report of Survey dated March 4, 2005 and the Board of Directors Consent Resolution dated March 4, 2005.

    Supplementally, the Exhibits contain our draft Escrow Agreement which is now in review with the legal department at Compass Bank. No escrow account has yet been opened with Compass or elsewhere. There will likely be changes in this draft agreement prior to finalization. We will provide the Commission with a signed agreement with fee schedule as part of our final amendment.

    Supplementally, we are evaluating the service of a transfer agent in lieu of Compass Bank to determine what money might be saved on an Escrow Account with the same features offered by Compass Bank. In the event that we can locate a transfer agent to perform the same function as Compass Bank at less expense to the company, we will alternately provide a signed Escrow Agreement from a transfer agent as exhibit in our final amendment.

22. James B. Wiegand is our principal accounting officer. We have included his signature in this capacity per instructions for signatures to Form SB-2.

Sincerely,

Rosewind Corporation

/s/ James B. Wiegand
James B. Wiegand, President